NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES
Schedule Of Convertible Notes Payable
	Original	Due	Interest	Conversion	Jun 30,
Name	Note Date	Date	Rate	Rate	2022

Related Party Notes Payable:
Jamie Hadfield	04/07/2022	07/07/2022	12%	$-	10,000
Willy A Saint-Hilaire	03/12/2021	03/12/2022	16%	$-	800
Willy A. Saint-Hilaire	02/28/2022	07/28/2022	12%	$-	4,500

Third Party Convertible Notes Payable:
Willy A Saint-Hilaire	04/06/2021	04/06/2022	12%	$-	2,500
Willy A Saint-Hilaire	04/16/2021	04/16/2022	12%	$-	1,518
Willy A Saint-Hilaire	04/21/2021	04/21/2022	12%	$-	1,110
Shahram Khial	04/22/2021	04/22/2022	12%	$-	3,500
Willy A Saint-Hilaire	04/30/2021	04/30/2022	15.15%	$-	2,750
Willy A Saint-Hilaire	05/04/2021	05/04/2022	15.15%	$-	750
Willy A Saint-Hilaire	05/21/2021	05/21/2022	0%	$-	4,600
Total Convertible Related Party Notes Payable					16,728
Less: Debt Discount					0
Convertible Notes Payable, net of Discount - Related Party					16,728

	Original	Due	Interest	Conversion	Dec. 31,
Name	Note Date	Date	Rate	Rate	2021

Related Party Notes Payable:
Willy A Saint-Hilaire	03/12/2021	03/12/2022	16%	$-	3,912
Related Party Convertible Notes Payable:
Willy A Saint-Hilaire	04/06/2021	04/06/2022	12%	$-	2,500
Willy A Saint-Hilaire	04/16/2021	04/16/2022	12%	$-	1,518
Willy A Saint-Hilaire	04/21/2021	04/21/2022	12%	$-	1,110
Shahram Khial	04/22/2021	04/22/2022	12%	$-	3,500
Willy A Saint-Hilaire	04/30/2021	04/30/2022	15.15%	$-	2,750
Willy A Saint-Hilaire	05/04/2021	05/04/2022	15.15%	$-	750
Willy A Saint-Hilaire	05/21/2021	05/21/2022	0%	$-	6,300
Total Convertible Related Party Notes Payable					18,428
Less: Debt Discount					0
Convertible Notes Payable, net of Discount - Related Party					-

Third Party Non-Convertible Notes Payable:
Small Business Administration – EIDL	04/30/2020	04/30/2050	3.75%		$4,000
Total Third Party Non-Convertible Notes Payable					4,000
	Original	Due	Interest	Conversion	Dec 31,
Name	Note Date	Date	Rate	Rate	2020

Related Party Convertible Notes Payable:
Mike Zaman	01/19/2018	01/19/2019	12%	$0.50	-
Montse Zaman	03/25/2020	03/25/2021	12%	$-	1,000
Montse Zaman	04/28/2020	04/28/2021	12%	$-	-
Montse Zaman	05/22/2020	05/22/2021	12%	$-	-
Willy A Saint-Hilaire	09/29/2020	09/29/2021		-	19,913
Total Convertible Related Party Notes Payable					20,913
Less: Debt Discount					14,805
Convertible Notes Payable, net of Discount - Related Party					5,508

Third Party Convertible Notes Payable:
Willy A. Saint-Hilaire	02/27/2020	02/27/2021	12%	$-	-
Willy A. Saint-Hilaire	03/08/2020	03/08/2021	12%	$-	-
Willy A. Saint-Hilaire	03/24/2020	03/24/2021	12%	$-	-
Willy A. Saint-Hilaire	03/24/2020	03/24/2021	12%	$-	-
Willy A. Saint-Hilaire	03/24/2020	03/24/2021	12%	$-	-
Total Convertible Third Party Notes Payable					-
Less: Debt Discount					-
Convertible Notes Payable, net of Discount - Third Party					-

Third Party Non-Convertible Notes Payable:
Small Business Administration – EIDL	04/30/2020	04/30/2050	3.75%	$-	4,000
Total Third Party Non-Convertible Notes Payable					4,000